EARNINGS (LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS (LOSSES) PER SHARE
EARNINGS (LOSSES) PER SHARE

20. EARNINGS (LOSSES) PER SHARE

Basic and diluted earnings (losses) per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	Ordinary shares	Ordinary shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Earnings (Losses) per share-basic
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	68,317	176,347	(21,414)	(3,084)	(59,111)	(8,514)
Allocation of net income attributable to Series A Preferred Shareholders	(1,889)	—	—	—	—	—
Allocation of net income attributable to Series B Preferred Shareholders	(2,259)	—	—	—	—	—

Allocation of net income (loss) attributable to ordinary shareholders	64,169	176,347	(21,414)	(3,084)	(59,111)	(8,514)

Denominator:
Weighted average number of ordinary shares outstanding	1,210,501,020	1,372,863,321	368,910,885	368,910,885	1,018,343,666	1,018,343,666

Earnings (Losses) per share—basic	0.0530	0.1285	(0.0580)	(0.0084)	(0.0580)	(0.0084)

	Years ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	Ordinary shares	Ordinary shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Earnings (Losses) per share—diluted
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders	64,169	176,347	(21,414)	(3,084)	(59,111)	(8,514)
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series A Preferred Shares to ordinary shares	1,889	—	—	—	—	—
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series B Preferred Shares to ordinary shares	2,259	—	—	—	—	—
Reallocation of net loss as a result of conversion of Class B into Class A ordinary shares	—	—	(59,111)	(8,514)	—	—

Net income (loss) attributable to ordinary shareholders	68,317	176,347	(80,525)	(11,598)	(59,111)	(8,514)

Denominator:
Weighted average ordinary shares outstanding	1,210,501,020	1,372,863,321	368,910,885	368,910,885	1,018,343,666	1,018,343,666
Conversion of Series A Preferred Shares to ordinary shares	35,632,943	—	—	—	—	—
Conversion of Series B Preferred Shares to ordinary shares	42,621,733	—	—	—	—	—
Dilutive effect of Restricted Shares	43,813,545	21,284,316	—	—	—	—
Dilutive effect of restricted shares with an option feature	9,163,216	32,663,302	—	—	—	—
Conversion of Class B into Class A ordinary shares	—	—	1,018,343,666	1,018,343,666	—	—

Denominator used for earnings (losses) per share	1,341,732,457	1,426,810,939	1,387,254,551	1,387,254,551	1,018,343,666	1,018,343,666

Earnings (losses) per share—diluted	0.0509	0.1236	(0.0580)	(0.0084)	(0.0580)	(0.0084)

Earnings (Losses) per ADS:
Denominator used for earnings (losses) per ADS—basic	121,050,102	137,286,332	36,891,088	36,891,088
Denominator used for earnings (losses) per ADS—diluted	134,173,246	142,681,094	138,725,455	138,725,455
Earnings (Losses) per ADS—basic	0.5301	1.2845	(0.5805)	(0.0836)

Earnings (Losses) per ADS—diluted	0.5092	1.2360	(0.5805)	(0.0836)

The Group did not include certain restricted shares and restricted shares with an option feature in the computation of diluted earnings (losses) per share for the years ended December 31, 2014, 2015 and 2016 because those restricted shares and restricted shares with an option were anti-dilutive for earnings (losses) per share for the respective years.